Victory Pioneer Equity Income Fund
(Successor to Pioneer Equity Income Fund)
Schedule of Investments | July 31, 2025

Schedule of Investments  |  7/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.7% of Net Assets
	Air Freight & Logistics — 2.4%
242,835	United Parcel Service, Inc., Class B	$ 20,922,664
	Total Air Freight & Logistics	$20,922,664

	Automobiles — 1.2%
958,931	Ford Motor Co.	$ 10,615,366
	Total Automobiles	$10,615,366

	Banks — 13.8%
565,181	Bank of America Corp.	$ 26,716,106
107,987	JPMorgan Chase & Co.	31,990,069
289,630	Truist Financial Corp.	12,659,727
142,327	US Bancorp	6,399,022
508,088	Wells Fargo & Co.	40,967,135
	Total Banks	$118,732,059

	Broadline Retail — 2.3%
215,793	eBay, Inc.	$ 19,799,008
	Total Broadline Retail	$19,799,008

	Capital Markets — 10.8%
173,888	Morgan Stanley	$ 24,772,085
169,026	Northern Trust Corp.	21,973,380
111,996	Raymond James Financial, Inc.	18,717,891
243,244	State Street Corp.	27,182,517
	Total Capital Markets	$92,645,873

	Chemicals — 3.6%
30,775	Air Products and Chemicals, Inc.	$ 8,859,507
173,855	LyondellBasell Industries NV, Class A	10,071,420
111,752	PPG Industries, Inc.	11,789,836
	Total Chemicals	$30,720,763

	Communications Equipment — 3.6%
452,171	Cisco Systems, Inc.	$ 30,783,802
	Total Communications Equipment	$30,783,802

	Consumer Staples Distribution & Retail — 1.9%
161,791	Target Corp.	$ 16,259,996
	Total Consumer Staples Distribution & Retail	$16,259,996

	Distributors — 0.4%
24,691	Genuine Parts Co.	$ 3,182,176
	Total Distributors	$3,182,176

1Victory Pioneer Equity Income Fund | 7/31/25

Shares		Value
	Diversified Telecommunication Services — 1.3%
261,387	Verizon Communications, Inc.	$ 11,176,908
	Total Diversified Telecommunication Services	$11,176,908

	Electric Utilities — 1.1%
74,319	Duke Energy Corp.	$ 9,040,163
	Total Electric Utilities	$9,040,163

	Electrical Equipment — 1.7%
41,424	Rockwell Automation, Inc.	$ 14,569,235
	Total Electrical Equipment	$14,569,235

	Entertainment — 2.9%
205,100	Walt Disney Co.	$ 24,429,461
	Total Entertainment	$24,429,461

	Food Products — 3.3%
67,083	Hershey Co.	$ 12,486,159
79,697	John B Sanfilippo & Son, Inc.	5,045,617
167,803	Mondelez International, Inc., Class A	10,855,176
	Total Food Products	$28,386,952

	Ground Transportation — 2.0%
76,121	Union Pacific Corp.	$ 16,896,578
	Total Ground Transportation	$16,896,578

	Health Care Equipment & Supplies — 3.4%
231,544	Medtronic Plc	$ 20,894,530
94,412	Zimmer Biomet Holdings, Inc.	8,652,860
	Total Health Care Equipment & Supplies	$29,547,390

	Hotels, Restaurants & Leisure — 0.7%
66,879	Starbucks Corp.	$ 5,962,932
	Total Hotels, Restaurants & Leisure	$5,962,932

	Household Products — 2.2%
154,002	Kimberly-Clark Corp.	$ 19,191,729
	Total Household Products	$19,191,729

	Industrial Conglomerates — 5.6%
174,615	3M Co.	$ 26,056,051
100,498	Honeywell International, Inc.	22,345,730
	Total Industrial Conglomerates	$48,401,781

Victory Pioneer Equity Income Fund | 7/31/252

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Shares		Value
	Insurance — 3.3%
257,014	American International Group, Inc.	$ 19,951,997
84,458	Prudential Financial, Inc.	8,748,159
	Total Insurance	$28,700,156

	IT Services — 2.0%
67,101	International Business Machines Corp.	$ 16,986,618
	Total IT Services	$16,986,618

	Machinery — 1.8%
10,996	Caterpillar, Inc.	$ 4,816,468
19,961	Deere & Co.	10,466,950
	Total Machinery	$15,283,418

	Media — 2.7%
565,806	Comcast Corp., Class A	$ 18,801,733
81,925	Fox Corp., Class A	4,568,138
	Total Media	$23,369,871

	Multi-Utilities — 2.0%
230,326	CMS Energy Corp.	$ 16,998,059
	Total Multi-Utilities	$16,998,059

	Oil, Gas & Consumable Fuels — 9.1%
194,886	ConocoPhillips	$ 18,580,431
738,467	Coterra Energy, Inc.	18,011,210
374,964	Exxon Mobil Corp.	41,860,981
	Total Oil, Gas & Consumable Fuels	$78,452,622

	Pharmaceuticals — 7.2%
313,922	Bristol-Myers Squibb Co.	$ 13,595,962
193,000	Johnson & Johnson	31,794,820
354,059	Sanofi S.A. (A.D.R.)	16,159,253
	Total Pharmaceuticals	$61,550,035

	Residential REITs — 0.9%
69,867	Camden Property Trust	$ 7,629,476
	Total Residential REITs	$7,629,476

	Semiconductors & Semiconductor Equipment — 1.7%
36,146	QUALCOMM, Inc.	$ 5,304,787
50,066	Texas Instruments, Inc.	9,064,950
	Total Semiconductors & Semiconductor Equipment	$14,369,737

3Victory Pioneer Equity Income Fund | 7/31/25

Shares		Value
	Specialty Retail — 3.2%
63,537	Lowe's Cos., Inc.	$ 14,204,967
105,107	TJX Cos., Inc.	13,088,975
	Total Specialty Retail	$27,293,942

	Technology Hardware, Storage & Peripherals — 0.7%
57,956	NetApp, Inc.	$ 6,034,958
	Total Technology Hardware, Storage & Peripherals	$6,034,958

	Textiles, Apparel & Luxury Goods — 0.9%
107,791	NIKE, Inc., Class B	$ 8,050,910
	Total Textiles, Apparel & Luxury Goods	$8,050,910

	Total Common Stocks (Cost $684,293,080)	$855,984,638

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
1,131,514(a)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 1,131,514
		$1,131,514

	TOTAL SHORT TERM INVESTMENTS (Cost $1,131,514)	$1,131,514

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $685,424,594)	$857,116,152
	OTHER ASSETS AND LIABILITIES — 0.1%	$1,287,016
	net assets — 100.0%	$858,403,168

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
Victory Pioneer Equity Income Fund | 7/31/254

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$855,984,638	$—	$—	$855,984,638
Open-End Fund	1,131,514	—	—	1,131,514
Total Investments in Securities	$857,116,152	$—	$—	$857,116,152
During the period ended July 31, 2025, there were no transfers in or out of Level 3.
5Victory Pioneer Equity Income Fund | 7/31/25